SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
World Equity Ex-US Fund
(the "Funds")

Supplement Dated April 12, 2017
to the Prospectus dated September 30, 2016, as amended on December 15, 2016 and March 29, 2017

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Large Cap Fund

In the Fund Summary for the Large Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Coho Partners, Ltd.	Peter A. Thompson	Since 2017	Partner, CIO
	Brian L. Kramp, CFA	Since 2017	Partner, Portfolio Manager & Research Analyst
Fiera Capital Inc.	Nadim Rizk, CFA	Since 2017	Senior Vice President, Lead Portfolio Manager
	Andrew Chan, CIM	Since 2017	Vice President, Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Coho Partners, Ltd.: Coho Partners, Ltd. (Coho), located at 300 Berwyn Park, 801 Cassatt Road, Suite 100, Berwyn, Pennsylvania 19312, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund's assets allocated to Coho. In 1999, Peter A. Thompson founded Coho where he is a Partner, the Chief Investment Officer and serves on the firm's Investment Committee. Previous to Coho Partners, Mr. Thompson joined Cooke & Bieler where in addition to managing stand-alone, separate account portfolios, he played an integral role in the development of three of the firm's mutual funds for which he was also a Portfolio Manager. In 1983 Mr. Thompson joined Kidder, Peabody & Company where his career moved from sales to research and ultimately to a position of oversight on the Stock Selection Committee and Investment Policy Committee for the firm. Mr. Thompson graduated from Princeton University, with a Bachelor of Arts Degree in Economics, and received his M.B.A. from the University of Virginia's Colgate Darden School of Business Administration. Brian L. Kramp, CFA, joined Coho in June, 2006, where he is a Partner, a Portfolio Manager and Research Analyst. Mr. Kramp serves on the firm's Investment Committee. In 1997, Mr. Kramp joined Miller, Anderson, and Sherrerd/Morgan Stanley in the role of Analyst/Portfolio Manager. Mr. Kramp rose to the position of Executive Director and enjoyed significant responsibilities at senior levels of portfolio management, equity research and client service on the large cap core and value equity teams. In 1985, Mr. Kramp joined Meridian Bank as a personal trust Investment Officer, where he focused on managing individual and institutional accounts. Mr. Kramp progressed to Analyst/Portfolio Manager at Meridian Investment Company, managing or co-managing several equity funds. Mr. Kramp began his investment career as a Financial Advisor for a regional brokerage firm in Allentown, PA in 1983. Mr. Kramp graduated from Muhlenberg College with a Bachelor of Arts Degree in Business Administration and Accounting.

Fiera Capital Inc.: Fiera Capital Inc. (Fiera), located at 375 Park Avenue, 8th Floor, New York, New York 10152, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund's assets allocated to Fiera. Nadim Rizk, CFA, is a Senior Vice President and is the Lead Portfolio Manager of the U.S., International and Global Equity strategies at Fiera Capital Corporation (FCC). In connection with the provision of investment advisory services to U.S. clients of Fiera, Mr. Rizk acts under a participating affiliate arrangement between Fiera and FCC. Mr. Rizk has over 19 years of industry experience and joined FCC in 2009. Prior experiences include positions as Head of Global Equities, Lead Manager for U.S. and Global Equity portfolios, as well as Senior Global Research Analyst positions at some of Canada's leading investment management firms. Mr. Rizk graduated from the American University of Beirut with a Bachelor of Business Administration, majoring in Finance. Mr. Rizk later obtained an M.B.A. from McGill University and also obtained the Chartered Financial Analyst designation. Andrew Chan, CIM, is a Vice President and Portfolio Manager for the U.S., International and Global Equity strategies at FCC. In connection with the provision of investment advisory services to U.S. clients of Fiera, Mr. Chan acts under a participating affiliate arrangement between Fiera and FCC. Mr. Chan has over 13 years of industry experience and joined FCC in 2009. Prior experiences include senior analyst positions for U.S. and global equities at leading investment management firms. Mr. Chan graduated from McGill University with a Bachelor of Commerce, majoring in Finance. Mr. Chan later obtained a Master of Science in Finance from HEC Montréal.

As noted above, in connection with the provision of investment advisory services to U.S. clients of Fiera, Mr. Rizk and Mr. Chan act under a participating affiliate arrangement between FCC and Fiera. FCC does not provide investment advisory services, or offer investment funds, in the United States or to U.S. persons. Investment advisory services for U.S. persons are provided by Fiera. In connection with providing services to certain U.S. clients, Fiera uses the resources of FCC acting in its capacity as Fiera's "participating affiliate," in accordance with applicable guidance of the SEC and its staff. These resources will specifically include, without limitation, the use of certain investment personnel. All such personnel of FCC will be treated as persons "associated with" Fiera (as that term is defined by the Investment Advisers Act of 1940, as amended) in connection with the provision of any investment advisory services provided by such team members to U.S. clients.

Change in Sub-Adviser Name of the Large Cap Fund

Effective March 31, 2017, Waddell & Reed Investment Management Co (WRIMCO), which serves as a sub-adviser to the Large Cap Fund, changed its name to Ivy Investment Management Company (Ivy Management). Therefore, in the Fund Summary for the Large Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers,", the reference to "Waddell & Reed Investment Management Company Co" is hereby deleted and replaced with "Ivy Investment Management Company" in the appropriate alphabetical order thereof.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Fund," all references to "Waddell & Reed Investment Management Company Co" are hereby deleted and replaced with "Ivy Investment Management Company" in the appropriate alphabetical order thereof.

Change in Portfolio Management of the World Equity Ex-US Fund

In the Fund Summary for the World Equity Ex-US Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Barrow, Hanley, Mewhinney & Strauss, LLC	Randolph S. Wrighton, Jr., CFA	Since 2017	Managing Director and Portfolio Manager

In addition, under the same sub-heading, the text relating to NFJ Investment Group LLC is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "World Equity Ex-US Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Barrow, Hanley, Mewhinney & Strauss, LLC: Barrow, Hanley, Mewhinney & Strauss, LLC (BHMS), located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201-2761, serves as a Sub-Adviser to the World Equity Ex-US Fund. A team of investment professionals, led by Randolph S. Wrighton, Jr., CFA, Managing Director and Portfolio Manager, manages the portion of the World Equity Ex-US Fund's assets allocated to BHMS. Mr. Wrighton has 15 years of industry experience with 12 of the most recent years being with BHMS.

In addition, under the same heading, the text relating to NFJ Investment Group LLC is hereby deleted.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1094 (4/17)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
World Equity Ex-US Fund
(the "Funds")

Supplement Dated April 12, 2017
to the Statement of Additional Information ("SAI") dated September 30, 2016, as amended on
December 15, 2016 and March 29, 2017

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

On the cover page of the SAI, the reference to "NFJ Investment Group LLC" is hereby deleted.

In addition, under the section titled "The Adviser and The Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

BARROW, HANLEY, MEWHINNEY & STRAUSS, LLC—Barrow, Hanley, Mewhinney & Strauss, LLC ("BHMS") serves as a Sub-Adviser to a portion of the assets of the World Equity Ex-US Fund.

In addition, under the same heading, under the sub-headings titled "Coho Partners, Ltd." and "Fiera Capital Inc." the references to "Large Cap Diversified Alpha Fund" are hereby deleted and replaced with "Large Cap and Large Cap Diversified Alpha Funds".

In addition under the same heading, the text relating to "NFJ Investment Group LLC" is hereby deleted.

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

BHMS

Compensation. SIMC pays BHMS a fee based on the assets under management of the World Equity Ex-US Fund as set forth in an investment sub-advisory agreement between BHMS and SIMC. BHMS pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the World Equity Ex-US Fund. The following information relates to the period ended December 31, 2016.

Compensation, or remuneration, is paid or awarded to BHMS employees for the services they provide to the Firm. In addition to base salary, all BHMS Portfolio Managers and Analysts share in a bonus pool that is distributed semi-annually. Portfolio Managers and Analysts are rated on their value added to the team-oriented investment process. Total compensation is awarded with respect to all accounts managed, and does not distinguish between specific accounts managed by a Portfolio Manager and does not encourage excessive risk-taking. Bonuses are paid at the discretion of the Firm.

The compensation of Portfolio Managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a Portfolio Manager and Portfolio Managers are not compensated for bringing in new business. Growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is, to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at BHMS will increase over time, if and when assets continue to grow through competitive performance.

In addition, many of BHMS' key investment personnel have a long-term incentive compensation plan in the form of an equity interest in BHMS.

Ownership of Fund Shares. As of December 31, 2016, BHMS' portfolio managers did not beneficially own any shares of the World Equity Ex-US Fund.

Other Accounts. As of December 31, 2016, in addition to the World Equity Ex-US Fund, BHMS' portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Randolph S. Wrighton, Jr., CFA	3		$884.7	1	$9.3	8	$1,789.0
	1	*	$67.7	0	$0	0	$0

*  This account, which is a subset of the accounts in the preceding row, is subject to a performance-based advisory fee.

Conflicts of Interests.  Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities for more than one account including mutual fund or private commingled fund accounts. BHMS manages potential conflicts between Funds or with other types of accounts through allocation policies and procedures, internal review processes, and oversight by directors and independent third parties, to ensure that no client, regardless of type or fee structure, is intentionally favored or disfavored at the expense of another. BHMS' investment management and trading policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

In addition, under the same heading, under the sub-heading titled "Coho," the text thereunder is hereby deleted and replaced with the following:

Coho

Compensation. SIMC pays Coho a fee based on the assets under management of the Large Cap and Large Cap Diversified Alpha Funds as set forth in an investment sub-advisory agreement between Coho and SIMC. Coho pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap and Large Cap Diversified Alpha Funds. Coho's investment professionals receive a fair salary. Bonuses, when issued, are determined based on the overall performance of the firm. No compensation is paid based on the pre-tax or after-tax performance of any single account or group of accounts. The following information relates to the period ended January 31, 2017.

Ownership of Fund Shares. As of January 31, 2017, Coho's portfolio managers did not beneficially own any shares of the Large Cap or Large Cap Diversified Alpha Funds.

Other Accounts. As of January 31, 2017, in addition to the Large Cap and Large Cap Diversified Alpha Funds, Coho's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Peter A. Thompson*	1	$436.8	4	$312.0	591	$2,262.7
Brian L. Kramp, CFA*	1	$436.8	4	$312.0	591	$2,262.7

No account listed above is subject to a performance-based advisory fee.

*  Peter Thompson and Brian Kramp serve as the lead portfolio managers for the Funds, but Coho utilizes a team approach in terms of the research and portfolio management of all assets under management at the firm. Coho believes that the team approach serves to enhance the rigor of the investment research and portfolio management effort while also providing for an overlap in coverage responsibilities and continuity of the investment approach. The firm's assets include $3.3 billion across 903 accounts and 168 relationships as of 1/31/17.

Conflicts of Interests.  A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Large Cap and Large Cap Diversified Alpha Funds, which may have different investment guidelines and objectives. In addition to the Large Cap and Large Cap Diversified Alpha Funds, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Large Cap and Large Cap Diversified Alpha Funds as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Large Cap and Large Cap Diversified Alpha Funds and the other accounts. The other accounts may have similar investment objectives or strategies as the Large Cap and Large Cap Diversified Alpha Funds, may track the same benchmarks or indexes as the Large Cap and Large Cap Diversified Alpha Funds track and may sell securities that are eligible to be held, sold or purchased by the Large Cap and Large Cap Diversified Alpha Funds. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Large Cap and Large Cap Diversified Alpha Funds, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Large Cap and Large Cap Diversified Alpha Funds. To address and manage these potential conflicts of interest, Coho has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

In addition, under the same heading, under the sub-heading titled "Fiera," the text thereunder is hereby deleted and replaced with the following:

Fiera

Compensation. SIMC pays Fiera a fee based on the assets under management of the Large Cap and Large Cap Diversified Alpha Funds as set forth in an investment sub-advisory agreement between Fiera and SIMC. Fiera pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap and Large Cap Diversified Alpha Funds. The following information relates to the period ended December 31, 2016.

Ownership of Fund Shares. As of December 31, 2016, Fiera's portfolio managers did not beneficially own any shares of the Large Cap or Large Cap Diversified Alpha Funds.

Other Accounts. As of December 31, 2016, in addition to the Large Cap and Large Cap Diversified Alpha Funds, Fiera's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Nadim Rizk, CFA and Andrew Chan, CIM	0	$0	795		$6,785	96		$6,248
	0	$0	6	*	$1,468	1	*	$189

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for conflicts of interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Large Cap and Large Cap Diversified Alpha Funds, which may have different investment guidelines and objectives. In addition to the Large Cap and Large Cap Diversified Alpha Funds, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Fiera's management of the Large Cap and Large Cap Diversified Alpha Funds and other accounts, which, in theory, may allow Fiera to allocate investment opportunities in a way that favors other accounts over the Large Cap and Large Cap Diversified Alpha Funds. This conflict of interest may be exacerbated to the extent that Fiera or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the Large Cap and Large Cap Diversified Alpha Funds. Fiera (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Large Cap and Large Cap Diversified Alpha Funds. To the extent a particular investment is suitable for both the Large Cap and Large Cap Diversified Alpha Funds and the other accounts, such investments will be allocated between the Large Cap and Large Cap Diversified Alpha Funds and the other accounts in a manner that Fiera determines is fair and equitable under the circumstances to all clients, including the Large Cap and Large Cap Diversified Alpha Funds.

To address and manage these potential conflicts of interest, Fiera has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

In addition, under the same heading, the text relating to "NFJ" is hereby deleted.

Change in Sub-Adviser Name for the Large Cap Fund

Effective March 31, 2017, Waddell & Reed Investment Management Co ("WRIMCO"), which serves as a sub-adviser to the Large Cap Fund, changed its name to Ivy Investment Management Company ("Ivy Management"). Therefore,all references to "Waddell & Reed Investment Management Company Co" are hereby deleted and replaced with "Ivy Investment Management Company" and all abbreviations for "WRIMCO" are hereby deleted and replaced with "Ivy Management" in the appropriate alphabetical order thereof.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1095 (4/17)